FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	3 Months Ended
Mar. 31, 2021
Fair Value Disclosures [Abstract]
Schedule of Fair Value Assumptions
The fair value of the Private Warrants was estimated at March 31, 2021 using a Black-Scholes options pricing model and the following assumptions:

Input	March 31, 2021
Asset price	$13.04
Exercise price	$11.50
Risk-free interest rate	0.7%
Expected volatility	45.0%
Expected term (years)	4.24
Dividend yield	0.0%

Schedule of Changes in Fair Value of Warrants	The changes in the warrant liabilities during the three months ended March 31, 2021 were as follows (in thousands):

Reclassification of fair value of Private Warrants to warrant liabilities as of January 1, 2021	$8,139
Cumulative impact of change in fair value of Private Warrants in 2020	(1,161)
Transfer of Private Warrants to Public Warrants	(2,502)
Change in fair value of warrant liabilities in Q1 2021	3,523
Fair value of warrant liabilities as of March 31, 2021	$7,999